Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 15,072,947	$ 7,832,552
Short-term investments	2,032,928
Accounts receivable	10,321,837	5,078,419
Prepayments	554,298	325,496
Due from a related party		14,364
Other current assets	1,613,408	1,258,040
Total Current Assets	29,595,418	14,508,871
Investment in a limited partnership	1,258,787
Property and equipment, net	1,997,761	1,889,973
Deposit for property	700,884
Prepayments for lease of land	367,588	366,409
Intangible assets, net	34,973	37,323
Right of use assets	65,137	245,982
Deferred tax assets	795,547	688,994
Total Assets	34,816,095	17,737,552
Current Liabilities
Accounts payable	408,426	117,064
Advances from customers	6,760	73,961
Deferred government grants, current portion		323,192
Income tax payable	1,523,175	897,892
Operating lease liabilities, current portion	62,160	210,219
Accrued expenses and other liabilities	981,433	735,334
Total Current Liabilities	2,981,954	2,357,662
Operating lease liabilities, noncurrent portion		41,363
Total Liabilities	2,981,954	2,399,025
Commitments and Contingencies
Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 19,435,423 and 16,102,420 shares issued and outstanding at December 31, 2020 and 2019, respectively)	1,944	1,610
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2020 and 2019, respectively)	550	550
Additional paid-in capital	22,775,154	12,044,855
Statutory reserve	801,502	415,813
Retained earnings	7,339,778	3,267,087
Accumulated other comprehensive income (loss)	915,213	(344,771)
Total Zhongchao Inc.’s Shareholders’ Equity	31,834,141	15,385,144
Noncontrolling interests		(46,617)
Total Equity	31,834,141	15,338,527
Total Liabilities and Equity	$ 34,816,095	$ 17,737,552